Consolidated Statement of Cash Flows - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Feb. 28, 2018
Operating activities
Net loss	$ (56,526)	$ (271,629)	$ (12,995)
Items not involving cash:
Income tax recovery		(4,626)
Change in fair value of biological assets	1,280	(30,726)	(366)
Share-based compensation	7,410	39,524	4,576
Depreciation and amortization	920	9,778	411
Loss (gain) on disposition of PP&E	17	(21)	35
Transaction costs		1,279
Finance costs	917	12,941
Gain on investment		(165)
Loss on financial obligation	18,485	60,308
Change in fair value of contingent consideration		18,645
Unrealized foreign exchange (gain) loss		(1,108)
Asset impairment	523	162	2,184
Goodwill impairment		100,305
Change in non-cash working capital	1,217	(47,403)	910
Net cash used in operating activities	(25,757)	(112,736)	(5,245)
Investing activities
Additions to property, plant and equipment	(76,321)	(138,135)	(7,588)
Proceeds from disposal of PP&E		83	30
Acquisition of Bridge Farm		(77,023)
Other acquisitions, net of cash acquired		854
Change in non-cash working capital	10,282	1,077	(2,121)
Net cash used in investing activities	(66,039)	(213,144)	(9,679)
Financing activities
Proceeds from Syndicated Credit Agreement, net of costs	32,159	82,687
(Repayment) proceeds of Credit Facilities	32,159	(32,871)
Proceeds from Term Debt Facility, net of costs		105,539
(Repayment) proceeds of other debt instruments	8,546	(56,173)	7,000
Proceeds from convertible notes, net of costs	27,764	90,373
Payments on lease obligations	(34)	(791)	(109)
Proceeds from issuance of shares, net of costs	36,616	177,202	9,569
Proceeds from exercise of warrants	2,182	17,950
Proceeds from exercise of employee warrants	2,033	1,371
Settlement of convertible notes		(4,190)
Settlement of financial obligation		(9,500)
Restricted cash		(15,477)
Repurchase of shares	(9,634)
Change in non-cash working capital	(1,393)	2,147	2,426
Net cash provided by financing activities	98,239	358,267	18,886
Impact of foreign currency translation		(1,171)
Change in cash and cash equivalents	6,443	31,216	3,962
Cash and cash equivalents, beginning of year	7,678	14,121	3,716
Cash and cash equivalents, end of period	$ 14,121	$ 45,337	$ 7,678